FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF FAIR VALUE HIERARCHY

As of December 31, 2025	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Assets:
Cash and restricted cash	67,954	-	-	67,954
Accounts receivable	164,000	-	-	164,000
Due from related parties	70,449	-	-	70,449
Liabilities:
Accounts payable	3,141,081	-	-	3,141,081
Accrued liabilities	79,891	-	-	79,891
Provision for legal claim	9,640,094	-	-	9,640,094
Convertible Debenture	1,832,770	-	-	1,832,770
Restricted share unit liability	-	611,592	-	611,592
Loans payable	141,036	-	-	141,036

As of March 31, 2025	Level 1	Level 2	Level 3	Total
Assets:
Cash and restricted cash	4,816,906	-	-	4,816,906
Due from related parties	68,080	-	-	68,080
Liabilities:
Accounts payable	2,036,916	-	-	2,036,916
Accrued liabilities	41,736	-	-	41,736
Provision for legal claim	8,948,085	-	-	8,948,085
Restricted share unit liability	-	3,911,823	-	3,911,823
Loans payable	139,039	-	-	139,039

As of March 31, 2025	Level 1	Level 2	Level 3	Total
Assets:
Cash and restricted cash	$4,816,906	$-	$-	$4,816,906
Due from related parties	$68,080	$-	$-	$68,080
Liabilities:
Accounts payable	$2,036,916	$-	$-	$2,036,916
Accrued liabilities	$41,736	$-	$-	$41,736
Provision for legal claim	$8,948,085	$-	$-	$8,948,085
Restricted share unit liability	$-	$3,911,823	$-	$3,911,823
Loans payable	$139,039	$-	$-	$139,039

As of March 31, 2024	Level 1	Level 2	Level 3	Total
Assets:
Cash	$892,727	$-	$-	$892,727
Accounts receivable	$100,000	$-	$-	$100,000
Due from related parties	$64,936	$-	$-	$64,936
Liabilities:
Accounts payable	$2,782,502	$-	$-	$2,782,502
Accrued liabilities	$82,500	$-	$-	$82,500
Promissory notes	$2,000,000	$-	$-	$2,000,000
Provision for legal claim	$9,921,298	$-	$-	$9,921,298
Restricted share unit liability	$-	$576,214	$-	$576,214
Loans payable	$140,904	$-	$-	$140,904

SCHEDULE OF CONTRACTUAL CASH FLOW REQUIREMENT

Contractual cash flow requirements as of December 31, 2025, were as follows:

	<1 year $	1-2 years $	2-5 years $	>5 years $	Total $
Accounts payable	3,141,081	-	-	-	3,141,081
Accrued liabilities	79,891	-	-	-	79,891
Convertible Debenture	-	1,832,770	-	-	1,832,770
Loans payable	7,752	7,752	23,256	102,276	141,036
Total	3,228,724	1,840,522	23,256	102,276	5,194,778

Contractual cash flow requirements as of March 31, 2025, were as follows:

	<1 year $	1-2 years $	2-5 years $	>5 years $	Total $
Accounts payable	2,036,916	-	-	-	2,036,916
Accrued liabilities	41,736	-	-	-	41,736
Loans payable	7,752	7,752	23,256	15,067,532	15,106,292
Total	2,086,404	7,752	23,256	15,067,532	17,184,944

SCHEDULE OF FOREIGN EXCHANGE RISK EXPOSURE OF FINANCIAL INSTRUMENTS

The foreign exchange risk exposure of the Company financial instruments as at December 31, 2025 is as below:

			+/- 10% fluctuation
	Currency		Increase/(decrease)
Financial Instrument Type	CAD$	$	$ impact
Cash	17,019	12,417	1,242	(1,242)
Tax receivable	1,041,333	759,756	75,976	(75,976)
Prepaid expenses	1,053,483	768,621	76,862	(76,862)
Accounts payable	(751,698)	(548,439)	(54,844)	54,844
Accrued liabilities	(81,569)	(59,513)	(5,951)	5,951
Convertible debentures	(2,512,020)	(1,832,770)	(183,277)	183,277
Restricted share unit liability	(1,087,554)	(793,479)	(79,348)	79,348
	(2,321,007)	(1,693,407)	(169,340)	169,340

			+/- 10% fluctuation
	Currency		Increase/(decrease)
Financial Instrument Type	EURO	$	$ impact
Restricted cash	24,427	28,609	2,861	(2,861)
Tax receivable	1,884	2,206	221	(221)
Accounts payable	(12,550)	(14,698)	(1,470)	1,470
	13,761	16,117	1,612	(1,612)

The foreign exchange risk exposure of the Company financial instruments as at March 31, 2025 is as below:

			+/- 10% fluctuation
	Currency		Increase/(decrease)
Financial Instrument Type	CAD$	$	$ impact
Cash	5,445,994	3,788,233	378,823	(378,823)
Tax receivable	870,173	605,293	60,529	(60,529)
Prepaid expenses	408,202	283,946	28,395	(28,395)
Accounts payable	(1,362,055)	(947,445)	(94,745)	94,745
Accrued liabilities	(60,000)	(41,736)	(4,174)	4,174
Restricted share unit liability	(5,623,668)	(3,911,824)	(391,182)	391,182
	(321,354)	(223,534)	(22,354)	22,354

			+/- 10% fluctuation
	Currency		Increase/(decrease)
Financial Instrument Type	EURO	$	$ impact
Restricted cash	113,701	122,740	12,274	(12,274)
Tax receivable	(352)	(380)	(38)	38
Accounts payable	(16,622)	(17,944)	(1,794)	1,794
Deferred Grant	(62,615)	(67,732)	(6,773)	6,773
	34,111	104,416	3,668	(3,668)